Consolidated Statements of Changes in Stockholders' Equity and Comprehensive Income (Parenthetical) (AUD)	Dec. 31, 2012
Issuance of ordinary shares price	0.90
Ordinary Shares [Member]
Issuance of ordinary shares price	0.90
Additional Paid-in Capital [Member]
Issuance of ordinary shares price	0.90